Subsequent Events	12 Months Ended
Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 19 – SUBSEQUENT EVENTS

In accordance with ASC Topic 855, “Subsequent Events”, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before the financial statements are issued. The Company has evaluated all events or transactions that occurred after September 30, 2023, up through February 5, 2024, the date the Company issued the consolidated financial statements and concluded that no other material subsequent events except for the disclosed below:

Bank borrowings

Borrowings repayment and renewal

From September 30, 2023 to the date the audited consolidated financial statements were available to be issued, the Company fully repaid its long-term borrowings of $5,442,709 (RMB 39,710,000).

New borrowings

As the date the audited consolidated financial statements were available to be issued, the Company has new bank borrowings in the amount of $2,727,522 (RMB 19,900,000) with interest rates at 3.45% as following:

Bank Name	Amount - RMB		Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank		9,950,000	$1,363,761	10/12/2023	10/11/2026	3.45%
Agricultural Bank		9,950,000	1,363,761	10/26/2023	10/25/2026	3.45%
Total	RMB	19,900,000	$2,727,522

As the date the audited consolidated financial statements were available to be issued, the Company has repaid part of the new borrowings in the amount of $973,136 (RMB 7,100,000).